Commitments and Contingencies (Details 3) (USD $) In Millions, unless otherwise specified	9 Months Ended				12 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2012 jurisdiction	Feb. 29, 2012 lawsuit	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Employees covered by collective bargaining agreement under facility Workforce Molycorp Sillamae employee	Sep. 30, 2012 Employees covered by collective bargaining agreement under facility Workforce Molycorp Silmet employee	Sep. 30, 2012 Employees covered by collective bargaining agreement under facility Workforce Mountain Pass facility employee	Dec. 31, 2011 Employees covered by collective bargaining agreement under facility Workforce Mountain Pass facility employee
Labor Contract
Number of employees					186	172	226	122
Concentration risk (as a percent)					33.00%	29.00%	60.00%	60.00%
Reclamation Surety Bonds
Surety bonds placed to secure the closure and reclamation obligations	$ 28.8
Purported class action and derivative lawsuits
Number of stockholder derivative lawsuits		7
Number of different jurisdictions in which lawsuits have been filed	3
Mining Reclamation Liability			$ 27.6	$ 27.6